Re-domiciliation and Business (Details) - Schedule of Consolidated Financial Statements	9 Months Ended
Mar. 31, 2024
Incannex Healthcare Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary	Victoria, Australia
Incannex Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary	Victoria, Australia
Psychennex Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary	Victoria, Australia
APIRx Pharmaceutical USA, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary	Delaware
APIRx Pharmaceuticals Holding BV [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary	IJsselstein, Netherlands
Clarion Clinics Group Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary	Victoria, Australia
Clarion Model Clinic Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary	Victoria, Australia
Psychennex Licensing and Franchising Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary	Victoria, Australia